Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	Short-term investments consist of the following:
	As of December 31,	As of December 31,
	2023	2022

Marketable securities	$496,122	$5,611,815
Time deposits	-	172,402
Wealth management products	-	51,160
Total	$496,122	$5,835,377